Condensed Consolidated Statements of Cash Flows (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,911	$ 6,394	$ 6,075	$ 18,079	$ 11,405
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,018	979	696	2,954	2,187
Dividends received	240	343	283	833	532
Equity in results of affiliates, joint ventures and other investments	(282)	(406)	(305)	(968)	(684)
Deferred income taxes	(846)	688	(443)	(374)	(879)
Loss on disposal of property, plant and equipment	17	19	229	208	375
Gain on sale of assets available for sale				(1,513)
Discontinued operations, net of tax			(8)		143
Foreign exchange and indexation gains, net	2,218	257	(150)	2,371	(229)
Unrealized derivative losses (gains), net	642	(230)	(403)	200	63
Unrealized interest (income) expense, net	78	(41)	225	44	230
Others	(37)	(41)	(17)	(115)	84
Decrease (increase) in assets:
Accounts receivable	(730)	(658)	(776)	(1,277)	(3,161)
Inventories	(324)	(73)	(441)	(1,140)	(829)
Recoverable taxes	(392)	(79)	142	(583)	112
Others	(219)	(280)	(467)	(299)	(402)
Increase (decrease) in liabilities:
Suppliers	829	246	876	1,232	1,373
Payroll and related charges	212	204	160	60	10
Income taxes	(2,745)	(24)	1,093	(2,293)	1,404
Others	(379)	(233)	110	(135)	227
Net cash provided by operating activities	4,211	7,065	6,879	17,284	11,961
Cash flows from investing activities:
Short term investments		540		1,793	3,747
Related parties
Loan proceeds					(28)
Repayments			(1)
Others	57	(34)	(17)	(120)	(13)
Judicial deposits	(239)	(159)	(27)	(427)	(190)
Investments	(18)	(26)		(159)	(51)
Additions to property, plant and equipment	(3,711)	(3,480)	(3,852)	(10,004)	(7,905)
Proceeds from disposal of investments available for sale				1,081
Acquisition (sale) of subsidiaries			(1,018)		(6,252)
Net cash used in investing activities	(3,911)	(3,159)	(4,915)	(7,836)	(10,692)
Short-term debt
Additions	20	51	147	838	2,004
Repayments	(63)	(96)	(130)	(919)	(1,985)
Related parties
Proceeds			7	19	22
Repayments				(1)	(3)
Third parties
Proceeds	479	268	2,017	1,350	3,545
Repayments	(769)	(419)	(1,288)	(2,539)	(1,671)
Treasury stock	(2,001)		(341)	(2,001)	(341)
Transactions of noncontrolling interest			660		660
Dividends and interest attributed to Company's stockholders	(3,000)	(2,000)		(6,000)	(1,250)
Dividends and interest attributed to noncontrolling interest		(60)		(60)	(59)
Net cash provided by (used in) financing activities	(5,334)	(2,256)	1,072	(9,313)	922
Increase (decrease) in cash and cash equivalents	(5,034)	1,650	3,036	135	2,191
Effect of exchange rate changes on cash and cash equivalents	(628)	306	452	(154)	239
Cash and cash equivalents, beginning of period	13,227	11,271	6,235	7,584	7,293
Cash and cash equivalents, end of period	7,565	13,227	9,723	7,565	9,723
Cash paid during the period for:
Interest on short-term debt		(1)	(2)	(2)	(3)
Interest on long-term debt	(234)	(374)	(242)	(945)	(783)
Income tax	(4,097)	(1,171)	(705)	(6,233)	(872)
Non-cash transactions
Interest capitalized	$ 54	$ 69	$ 24	$ 156	$ 126